Retirement Plans, Postretirement and Postemployment Benefits - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation for defined benefit pension plans	$ 771,921,000	$ 792,912,000
Combined pension plan and SERP contributions	162,281,000	30,903,000
Corporation's matching obligations	$ 16,545,000	14,893,000	$ 13,235,000
Defined contribution plan name	401(a)
Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans				$ 32,022,000
Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Percentage of pension asset equity securities in mid and large capitalization funds	45.00%
Pension
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	$ 8,000
Prior service cost, recognized in net periodic benefit cost - deferred tax asset and liability	2,000
Actuarial gain (loss), recognized in net periodic benefit cost	15,727,000
Actuarial gain (loss), recognized in net periodic benefit cost - deferred tax asset and liability	3,893,000
Transition assets, recognized in net periodic benefit cost	1,000
Combined pension plan and SERP contributions	162,281,000	30,903,000
Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Prior service cost, recognized in net periodic benefit cost	762,000
Actuarial gain (loss), recognized in net periodic benefit cost	473,000
Combined pension plan and SERP contributions	950,000	$ 3,385,000
Prior service cost, recognized in net periodic benefit cost - deferred taxes	189,000
Actuarial gain (loss) , recognized in net periodic benefit cost - deferred taxes	$ 117,000
Postretirement Health Care Plans [Member] | Scenario, Forecast
Defined Benefit Plan Disclosure [Line Items]
Estimated contribution of pension plans				$ 950,000